STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (17,669)	$ (15,735)
Depreciation expense	231	172
Changes in Accounts Payable	200	0
Net cash provided by Operating activities	(17,238)	(15,563)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of Purchase of fixed assets	0	(690)
Net cash used in investing activities	0	(690)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock	0	31,400
Proceeds of loan from shareholder	3,906	7,985
Net cash provided by Financing activities	3,906	39,385
Increase (decrease) in cash and equivalents	(13,332)	23,132
Cash and equivalents at beginning of the period	28,132	5,000
Cash and equivalents at end of the period	14,780	28,132
Cash paid for:
Interest	0	0
Taxes	$ 0	$ 0